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                           UNITED STATES                      OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION     ------------------------
                      Washington, D.C. 20549            OMB Number:    3235-0456
                                                        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                            FORM 24F-2
                 ANNUAL NOTICE OF SECURITIES SOLD
                      PURSUANT TO RULE 24F-2


 Read instructions at end of Form before preparing Form. Please print or type.

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1.     Name and address of issuer:
              DIAMONDS TRUST, SERIES 1
              c/o STATE STREET BANK, TRUSTEE
              225 FRANKLIN STREET
              BOSTON, MA 02110
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2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

              DIAMONDS TRUST, SERIES I

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3.     Investment Company Act File Number:       811-9170

       Securities Act File Number:        333-31247

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4(a).  Last day of fiscal year for which this Form is filed:

                     OCTOBER 31, 1998

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4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

                     N/A

Note: If the Form is being Filed late, interest must be paid on the registration fee due.

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4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

                     N/A

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5.  Calculation of registration fee:

   (i) Aggregate sale price of securities
       sold during the fiscal year pursuant
       to section 24(f):                                            $616,798,768
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  (ii) Aggregate price of securities redeemed
       or repurchased during the fiscal year:         $281,535,525
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 (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to the
       Commission:                                    $          0
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  (iv) Total available redemption credits
       [add items 5(ii) and 5(iii)]:                                $281,535,525
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   (v) Net sales -- if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                                  $335,263,243
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  (vi) Redemption credits available for use in future
       years -- if Item 5(i) is less than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:          $         (0)
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 (vii) Multiplier for determining registration fee
       (See Instruction C.9):                                       x    .000278
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(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                   =$    93,203
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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$         0
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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$    93,203
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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:  January 20, 1999

                             [x]  Wire Transfer
                             [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Donald A. Gignac -- Vice President
                          --------------------------------------------
                          Donald A. Gignac

Date 1/20/99
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 * Please print the name and title of the signing officer below the signature.